Nature of the Business - Additional Information (Details) - USD ($)					1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 15, 2023	Nov. 01, 2022	Aug. 05, 2021	May 22, 2020	May 31, 2020	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Net proceeds from issuance of common stock							$ 31,376,000	$ 29,525,000	$ 29,086,000
Common stock, issued (shares)						60,578,956	60,578,956	46,958,776
Net income (loss)							$ (63,586,000)	$ (78,485,000)	$ 59,337,000
Accumulated deficit						$ (204,329,000)	$ (204,329,000)	(140,743,000)
Operating expenses and capital expenditure requirements (years)							1 year
Workforce reduction percent		20.00%
Restructuring charges						$ 4,000,000
Rent payable							$ 7,462,000	$ 7,916,000
BMR Hampshire LLC
Class of Stock [Line Items]
Rent payable	$ 10,000,000
2020 ATM Facility
Class of Stock [Line Items]
Net proceeds from issuance of common stock							$ 19,479,000
Common stock, issued (shares)						2,303,545	2,303,545
2020 ATM Facility | Maximum
Class of Stock [Line Items]
Gross proceeds from issuance of common stock				$ 50,000,000	$ 50,000,000
Percentage of gross proceeds of shares sold for compensation				3.00%
2021 ATM Facility
Class of Stock [Line Items]
Net proceeds from issuance of common stock							$ 41,421,000
Common stock, issued (shares)						14,611,756	14,611,756
2021 ATM Facility | Maximum
Class of Stock [Line Items]
Gross proceeds from issuance of common stock			$ 80,000,000				$ 80,000,000
Percentage of gross proceeds of shares sold for compensation			3.00%